Financial Instruments - Cash, Cash Equivalents, and Marketable Securities by Investment Category (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash	$ 3,020
Cash equivalents	97,132
Amortized cost	175,942
Unrealized Gains	2,219
Unrealized Losses	(6)
Total fair value	178,155
Current Marketable Securities	130,682	$ 0
Noncurrent Marketable Securities	47,473	$ 0
Allowance for credit loss	0
Fair Value, Inputs, Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	94,112
Amortized cost	156,040
Unrealized Gains	1,688
Unrealized Losses	(6)
Total fair value	157,722
Current Marketable Securities	110,249
Noncurrent Marketable Securities	47,473
Fair Value, Inputs, Level 1 | U.S. Treasury securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Amortized cost	156,040
Unrealized Gains	1,688
Unrealized Losses	(6)
Total fair value	157,722
Current Marketable Securities	110,249
Noncurrent Marketable Securities	47,473
Fair Value, Inputs, Level 1 | Money market funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	94,112
Fair Value, Inputs, Level 2 | Commercial paper
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Amortized cost	19,902
Unrealized Gains	531
Total fair value	20,433
Current Marketable Securities	$ 20,433